Summary of Significant Accounting Policies - Concentration Risk (Details) - Customer Concentration - customer	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable
Concentration of Credit Risk, and Other Risks and Uncertainties
Number of customers above 10% concentration disclosure threshold			0		0	1
Revenues
Concentration of Credit Risk, and Other Risks and Uncertainties
Number of customers above 10% concentration disclosure threshold	1	0	0	0	0	0	0